Stockholders' Equity - Additional Information (Detail) € / shares in Units, € in Millions, $ in Millions	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 EUR (€) € / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 EUR (€) € / shares shares
Equity [Abstract]
Capital stock, authorized shares	1,076,257,500	1,076,257,500	1,076,257,500	1,076,257,500
Common stock, Authorized shares	430,503,000	430,503,000	430,503,000	430,503,000
Preferred stock, shares authorized	645,754,500	645,754,500	645,754,500	645,754,500
Common stock, issued and paid	346,002,862	346,002,862	346,002,862	346,002,862
Common stock, par value | € / shares		€ 0.20		€ 0.20
Nominal stock capital	$ 71	€ 69	$ 68	€ 69